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Securities and Exchange Commission                                   LONDON
100 F Street, N.E.                                                   MOSCOW
Washington, DC  20549                                                MUNICH
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                                                                    SINGAPORE
Re:   Tweedy, Browne Fund Inc.                                       SYDNEY
      (Securities Act File No. 33-57724;                              TOKYO
      Investment Company Act File No. 811-7458)                      TORONTO
      Post-Effective Amendment No. 29                                VIENNA
      __________________________________________________________


Ladies and Gentlemen:

On behalf of Tweedy, Browne Fund Inc. (the "Company"), I hereby transmit for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 Post-Effective Amendment No. 29 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Company's administrator to indicate the changes from the previous amendment to the Registration Statement, filed on October 23, 2009.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a) under the 1933 Act. We intend for this filing to become effective on July 29, 2010.

If you have any questions or comments concerning this filing, please contact Teresa Hamlin at (617) 338-4340.

                                         Very truly yours,


                                         /s/ Richard T. Prins

Enclosures
cc:   M. Gervase Rosenberger, Esq.
      Teresa Hamlin